Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of changes in use right assets
	December 31,
	2021	2020
	U.S. dollars in thousands
Interest expense on lease liability	55	115
Total cash paid for leases	490	629

Schedule of changes in use right assets
U.S. dollars in thousands
Balance as of January 1, 2020	913
Depreciation expenses	(360)
Changes in the Consumer Price Index	(5)
Additions during the year	740
Termination of leases	(396)

Balance as of December 31, 2020	892
Depreciation expense	(296)
Update due to changes in the Consumer Price Index	15
Additions during the year	63

Balance as of December 31, 2021	674